Costs and expenses by nature (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Costs And Expenses By Nature
Services	$ 1,196	$ 1,200	$ 2,218	$ 2,231
Freight	1,148	1,184	2,163	2,122
Depreciation, depletion and amortization	761	763	1,422	1,441
Personnel	710	683	1,383	1,236
Materials	739	720	1,343	1,361
Acquisition of products	626	496	1,183	870
Royalties	306	347	565	636
Fuel, oil and gas	289	363	554	732
Energy	138	157	260	326
Others	172	436	445	761
Total	$ 6,085	$ 6,349	$ 11,536	$ 11,716